Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Document Period End Date	Jul. 31, 2024
C000250242 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Jun ETF
Class Name	iShares Large Cap Max Buffer Jun ETF
Trading Symbol	MAXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of June 28, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$4(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 4	[1],[2]
Expense Ratio, Percent	0.47%	[1],[3]
Net Assets	$ 72,687,428
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 16,255
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$72,687,428
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$16,255
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.3%
Purchased Put Options	3.8%
Futures	(0.0	) % (c)
Written Call Options	(2.7	) %
Other assets, less liabilities	1.6%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	31.3%
Financials	13.1%
Health Care	11.9%
Consumer Discretionary	10.0%
Communication Services	8.9%
Industrials	8.4%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Real Estate	2.3%
Materials	2.2%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	Annualized.